Summary of Significant Accounting Policies - Schedule of Restatement (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid forward contract derivative	$ 0	$ 0
Total assets	268,533	292,003	$ 246,347	$ 176,856				$ 193,011
FPA Put Option liability	26,743	44,593	38,092	0
Total liabilities	117,442	122,738	117,872	124,947				67,297
Additional paid-in capital	936,157	927,641	939,868	24,782				21,710
Total shareholders’ deficit	151,091	169,265	128,475	(428,722)	$ (407,640)	$ (386,586)	$ (370,978)	(354,917)	$ (311,216)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	268,533	292,003	$ 246,347	176,856				193,011
Forward Purchase Agreement prepayment	(60,547)	(60,547)
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid forward contract derivative	33,804	15,954
Total assets	302,337	307,957
FPA Put Option liability	0	0
Total liabilities	90,699	78,145
Additional paid-in capital	996,704	988,188
Total shareholders’ deficit	211,638	229,812		$ (428,722)				$ (354,917)	$ (311,216)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	302,337	307,957
Forward Purchase Agreement prepayment	0	0
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid forward contract derivative	(33,804)	(15,954)
Total assets	(33,804)	(15,954)
FPA Put Option liability	26,743	44,593
Total liabilities	26,743	44,593
Additional paid-in capital	(60,547)	(60,547)
Total shareholders’ deficit	(60,547)	(60,547)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	(33,804)	(15,954)
Forward Purchase Agreement prepayment	$ (60,547)	$ (60,547)